Fee and Commission Income (Tables)	6 Months Ended
Sep. 30, 2018
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Summary of Fee and Commission Income

Fee and commission income for the six months ended September 30, 2018 and 2017 consisted of the following:

	For the six months ended September 30,
	2018	2017
	(In millions)
Loans	¥55,965	¥52,379
Credit card business	132,106	135,402
Guarantees	31,527	30,853
Securities-related business	71,944	60,714
Deposits	6,196	8,119
Remittances and transfers	68,910	69,474
Safe deposits	2,301	2,832
Trust fees	2,169	1,864
Investment trusts	70,294	70,003
Agency	6,206	8,329
Others	86,183	90,037

Total fee and commission income	¥533,801	¥530,006